Share-Based Compensation (Details) - Schedule of information concerning restricted stock units granted - Restricted Stock Units [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of information concerning restricted stock units granted [Abstract]
Number of shares, Nonvested at beginning of period	229,331
Weighted average grant date fair value, Nonvested at beginning of period	$ 10.08
Number of shares, Granted		236,706
Weighted average grant date fair value, Granted		$ 10.22
Number of shares, Vested	(67,458)
Weighted average grant date fair value, Vested	$ 9.91
Number of shares, Forfeited	(4,313)	(7,375)
Weighted average grant date fair value, Forfeited	$ 14.67	$ 14.67
Number of shares, Nonvested at end of period	157,560	229,331
Weighted average grant date fair value, Nonvested at end of period	$ 10.02	$ 10.08